Organization and Summary of Significant Accounting Policies (Details 16) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	$ (154,512)	$ (152,401)	$ (134,903)
Other comprehensive loss before reclassifications	(5,608)	16,888
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	2,164	(4,307)
Net other comprehensive loss before reclassifications	(3,444)	12,581
Reclassifications:
Prior service credits	753	753
Actuarial gains	(3,766)	(3,059)
Total reclassifications before tax	(3,013)	(2,306)
Retirement and Postretirement Plans Reclassifications, Income Tax	1,115	853
Net reclassifications	(1,898)	(1,453)
Other comprehensive loss (income)	(5,342)	11,128	6,984
Ending balance	(172,714)	(154,512)	(152,401)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	13,155	8,221
Other comprehensive loss before reclassifications	534	5,248
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	(108)
Net other comprehensive loss before reclassifications	426	5,248
Reclassifications:
Other comprehensive loss (income)	426	5,248
Other comprehensive (income) loss attributable to non- controlling interest	(557)	314
Ending balance	14,138	13,155	8,221
Retirement and Postretirement Benefit Plans
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	24,518	18,638
Other comprehensive loss before reclassifications	(6,142)	11,640
Retirement and Postretirement Plan Reclassification Adjustment, Income Tax Amount	2,272	(4,307)
Net other comprehensive loss before reclassifications	(3,870)	7,333
Reclassifications:
Prior service credits	753	753
Actuarial gains	(3,766)	(3,059)
Total reclassifications before tax	(3,013)	(2,306)
Retirement and Postretirement Plans Reclassifications, Income Tax	1,115	853
Net reclassifications	(1,898)	(1,453)
Other comprehensive loss (income)	(5,768)	5,880
Ending balance	18,750	24,518	18,638
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	37,673	26,859	20,198
Reclassifications:
Ending balance	32,888	37,673	$ 26,859
AOCI Including Portion Attributable to Noncontrolling Interest
Reclassifications:
Other comprehensive loss (income)	(5,342)	11,128
AOCI Attributable to Noncontrolling Interest
Reclassifications:
Other comprehensive (income) loss attributable to non- controlling interest	$ (557)	$ 314